As filed with the Securities and Exchange Commission on November 19, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave. P.O. Box 2020
Bloomington, Illinois 61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
Bloomington, Illinois 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

Country VP Growth Fund
Schedule of Investments
September 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS - 97.04%
Consumer Discretionary - 9.61%
Abercrombie & Fitch Co. - Class A	3,500	$137,620
Ann Taylor Stores Corp. (a)	1,500	30,360
Comcast Corporation - Class A	6,800	122,944
Darden Restaurants, Inc.	1,100	47,058
Gentex Corporation	8,050	157,055
The Home Depot, Inc.	5,850	185,328
Limited Brands, Inc.	4,200	112,476
News Corporation - Class A	9,700	126,682
Target Corporation	3,400	181,696
		1,101,219
Consumer Staples - 13.63%
Archer-Daniels-Midland Company	5,500	175,560
Church & Dwight Co., Inc.	900	58,446
CVS Caremark Corporation	11,400	358,758
The Kroger Co.	3,000	64,980
McCormick & Company, Inc.	2,700	113,508
Philip Morris International, Inc.	3,500	196,070
The Procter & Gamble Company	3,000	179,910
Ralcorp Holdings, Inc. (a)	2,700	157,896
Wal-Mart Stores, Inc.	4,800	256,896
		1,562,024
Energy - 12.99%
Apache Corporation	1,900	185,744
Chesapeake Energy Corp.	10,000	226,500
ChevronTexaco Corp.	1,900	153,995
ConocoPhillips	2,300	132,089
Exxon Mobil Corporation	6,000	370,740
Halliburton Company	7,300	241,411
Schlumberger Limited (b)	2,900	178,669
		1,489,148
Financials - 10.17%
ACE Limited (b)	3,400	198,050
Aflac Incorporated	5,100	263,721
American Express Company	3,600	151,308
The Bank of New York Mellon Corporation	4,400	114,972
JPMorgan Chase & Co.	5,400	205,578
State Street Corp.	3,700	139,342
Wells Fargo & Company	3,700	92,981
		1,165,952
Health Care - 16.18%
Abbott Laboratories	3,000	156,720
Amgen Inc. (a)	2,900	159,819
Baxter International Inc.	3,700	176,527
Covance, Inc. (a)	2,600	121,654
Eli Lilly and Company	3,200	116,896
Gilead Sciences, Inc. (a)	3,300	117,513
Hologic, Inc. (a)	6,100	97,661
Johnson & Johnson	3,000	185,880
Medtronic, Inc.	3,100	104,098

Novartis AG - ADR	2,400	138,408
Pfizer Inc.	11,500	197,455
Roche Holding AG - ADR	1,100	37,543
St. Jude Medical, Inc. (a)	2,900	114,086
WellPoint Inc. (a)	2,300	130,272
		1,854,532
Industrials - 11.35%
3M Co.	2,400	208,104
Bucyrus International, Inc.	1,000	69,350
Caterpillar Inc.	1,700	133,756
Emerson Electric Co.	2,300	121,118
General Dynamics Corp.	2,200	138,182
General Electric Company	17,300	281,125
Ingersoll-Rand PLC (b)	3,800	135,698
Iron Mountain, Inc.	4,300	96,062
Stericycle, Inc. (a)	1,700	118,116
		1,301,511
Information Technology - 14.37%
Cisco Systems, Inc. (a)	5,900	129,210
Dell, Inc. (a)	16,400	212,544
EMC Corporation (a)	5,300	107,643
Google, Inc. (a)	110	57,837
Hewlett Packard Co.	1,300	54,691
Intel Corporation	8,000	153,840
International Business Machines Corporation	1,700	228,038
Microsoft Corporation	8,750	214,288
Nokia OYJ - ADR	6,342	63,610
QUALCOMM Inc.	4,350	196,272
Research In Motion Ltd. (a) (b)	1,200	58,428
Western Union Company	9,700	171,399
		1,647,800
Materials - 2.25%
BHP Billiton Limited - ADR	800	61,056
Monsanto Company	2,000	95,860
Newmont Mining Corporation	1,600	100,496
		257,412
Telecommunication Services - 3.11%
American Tower Corporation - Class A (a)	2,500	128,150
AT&T, Inc.	8,000	228,800
		356,950
Utilities - 3.38%
American Water Works Co., Inc.	5,300	123,331
Exelon Corp.	2,000	85,160
NextEra Energy, Inc.	3,300	179,487
		387,978
TOTAL COMMON STOCKS (Cost $10,255,329)		11,124,526

	Principal
	Amount
CORPORATE BONDS - 0.99%
Northern States Power Co.
8.000%, 08/28/2012	$100,000	113,225
TOTAL CORPORATE BONDS (Cost $100,540)		113,225

	Shares
SHORT TERM INVESTMENTS - 1.60%
Short-Term Investments - 1.60%
Federated Prime Obligations Fund. 0.21% (c)	183,909	183,909
TOTAL SHORT TERM INVESTMENTS (Cost $183,909)		183,909

Total Investments (Cost $10,539,778) - 99.63% (f) (g)		11,421,660
Other Assets in Excess of Liabilities - 0.37%		42,654
TOTAL NET ASSETS - 100.00%		$11,464,314

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2010.
(f)	The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

	Cost of investments	$10,539,778
	Gross unrealized appreciation	1,882,887
	Gross unrealized depreciation	(1,001,005)
	Net unrealized appreciation	$881,882

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(g)	Summary of Fair Value Exposure at September 30, 2010

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2010:

	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,101,219	$-	$-	$1,101,219
Consumer Staples	1,562,024	-	-	1,562,024
Energy	1,489,148	-	-	1,489,148
Financials	1,165,952	-	-	1,165,952
Health Care	1,854,532	-	-	1,854,532
Industrials	1,301,511	-	-	1,301,511
Information Technology	1,647,800	-	-	1,647,800
Materials	257,412	-	-	257,412
Telecommunication Services	356,950	-	-	356,950
Utilities	387,978	-	-	387,978
Total Common Stocks	11,124,526	-	-	11,124,526

Mortgage Backed Securities	-	113,225	-	113,225

Short Term Investments	183,909	-	-	183,909

Total Investments in Securities	$11,308,435	$113,225	$-	$11,421,660

The Fund did not invest in any Level 3 securities during the period. The Fund did not have transfers into or out of Level 1 or Level 2 during the period.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country VP Bond Fund
Schedule of Investments
September 30, 2010
(Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 2.21%
Caterpillar Financial Asset Trust
4.940%, 04/25/2014	$49,741	$50,269
Citibank Credit Card Insurance Trust
4.150%, 07/07/2017	75,000	82,808
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	42,633	30,992
John Deere Owner Trust
4.890%, 03/16/2015	100,000	102,580
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	100,000	107,155
Residential Asset Securities Corporation
4.767%, 10/25/2032 (b)	40,971	37,728
TOTAL ASSET BACKED SECURITIES (Cost $403,137)		411,532

CORPORATE BONDS - 38.98%
Abbott Laboratories
5.600%, 05/15/2011	100,000	103,244
American Honda Finance Corporation
6.700%, 10/01/2013 (Acquired 09/24/2008, Cost $99,904) (c)	100,000	114,224
Archer-Daniels Midland Co.
5.450%, 03/15/2018	100,000	116,496
AT&T Inc.
5.500%, 02/01/2018	200,000	231,971
Baltimore Gas and Electric Company
6.730%, 06/12/2012	100,000	107,372
The Bank of New York Mellon Corporation
4.500%, 04/01/2013	100,000	108,555
BHP Billiton Finance Ltd.
5.125%, 03/29/2012 (a)	100,000	105,902
Burlington Northern Santa Fe
5.750%, 03/15/2018	150,000	174,036
Canadian Pacific Railroad Company
5.750%, 05/15/2013 (a)	100,000	110,738
Citigroup, Inc.
5.500%, 08/27/2012	100,000	106,536
Coca Cola Enterprises, Inc.
7.375%, 03/03/2014	100,000	120,208
ConocoPhillips
6.650%, 07/15/2018	100,000	124,771
Credit Suisse New York
5.000%, 05/15/2013 (a)	100,000	108,943
Devon Energy Corp.
6.300%, 01/15/2019	75,000	90,754
Duke Energy Carolinas, LLC
5.750%, 11/15/2013	100,000	113,727
E.I. du Pont de Nemours
5.000%, 01/15/2013	150,000	164,079
General Electric Capital Corporation
4.250%, 12/01/2010	200,000	201,198
5.000%, 06/27/2018 (b)	150,000	150,722
Harley-Davidson Funding Corp.
5.250%, 12/15/2012 (Acquired 12/05/2007, Cost $99,886) (c)	100,000	105,276
Hewlett Packard Co.
4.500%, 03/01/2013	200,000	216,454
Honeywell International, Inc.
4.250%, 03/01/2013	200,000	216,364
Ingersoll-Rand Company Ltd.
6.230%, 11/19/2027 (a)	150,000	161,553
International Business Machines Corporation
7.625%, 10/15/2018	100,000	132,862

JP Morgan Chase & Co.
5.375%, 10/01/2012	250,000	270,502
Kellogg Co.
5.125%, 12/03/2012	150,000	162,975
Kraft Foods, Inc.
6.750%, 02/19/2014	150,000	174,421
Merck & Co. Inc.
5.760%, 05/03/2037	75,000	87,752
Merrill Lynch & Co. Inc.
5.450%, 02/05/2013	150,000	161,091
New Valley Generation IV
4.687%, 01/15/2022	78,339	89,209
New York University
5.236%, 07/01/2032	100,000	108,142
Perforadora Central SA de CV
5.240%, 12/15/2018 (a)	56,683	64,181
Pfizer, Inc.
5.350%, 03/15/2015	150,000	173,062
Pitney Bowes Inc.
5.250%, 01/15/2037	50,000	51,774
Regions Bank
7.500%, 05/15/2018	50,000	52,681
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013 (a)	75,000	83,593
Simon Property Group LP
5.750%, 12/01/2015	100,000	113,873
Southern California Edison Co.
5.750%, 03/15/2014	100,000	114,916
Stanford University
4.750%, 05/01/2019	100,000	114,195
State Street Corporation
5.375%, 04/30/2017	100,000	114,585
Toyota Motor Credit Corporation
4.350%, 12/15/2010	200,000	201,557
Transocean, Inc.
5.250%, 03/15/2013 (a)	100,000	105,172
United Parcel Service, Inc.
4.500%, 01/15/2013	200,000	216,425
United Technologies Corp.
5.375%, 12/15/2017	150,000	176,200
Verizon Communications Inc.
5.500%, 02/15/2018	100,000	115,066
Vessel Management Services Inc.
4.960%, 11/15/2027	70,000	76,884
Virginia Electric & Power Co.
4.500%, 12/15/2010	250,000	251,915
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	225,000	228,072
6.200%, 04/15/2038	100,000	120,565
Walt Disney Company
4.700%, 12/01/2012	150,000	162,540
Wells Fargo & Co.
4.875%, 01/12/2011	150,000	151,821
5.625%, 12/11/2017	150,000	170,848
William Wrigley Junior Co.
4.650%, 07/15/2015	40,000	42,011
XTO Energy, Inc.
4.625%, 06/15/2013	100,000	109,849
TOTAL CORPORATE BONDS (Cost $6,557,874)		7,251,862

MORTGAGE BACKED SECURITIES - 24.64%
Bank of America Mortgage Securities
5.250%, 10/25/2020	49,781	51,715
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	28,670	28,132
6.000%, 11/25/2036	100,000	85,319
Federal Home Loan Mortgage Corp.
6.500%, 03/01/2015	32,649	35,336

4.000%, 11/15/2018	500,000	545,352
5.000%, 11/15/2018	200,000	219,606
5.750%, 12/15/2018	22,769	24,000
5.000%, 10/01/2020	55,521	59,207
5.000%, 10/15/2031	86,726	89,377
Federal National Mortgage Association
3.500%, 09/01/2013	30,020	30,673
5.000%, 02/01/2014	42,967	45,829
5.000%, 05/01/2023	110,479	117,218
5.500%, 09/01/2025	84,911	90,934
5.500%, 02/01/2033	48,216	51,835
5.290%, 11/25/2033	116,956	125,490
5.500%, 12/01/2035	66,138	70,730
5.000%, 06/01/2038	121,006	127,473
6.500%, 02/25/2044	38,170	43,049
6.500%, 05/25/2044	44,695	50,408
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	14,292	14,286
Government National Mortgage Association
4.500%, 05/20/2014	83,664	84,304
5.500%, 10/20/2015	122,334	132,137
4.031%, 01/16/2021	11,638	11,650
3.727%, 03/16/2027	76,263	78,503
6.000%, 12/15/2031	43,337	47,556
6.000%, 02/15/2032	76,449	83,891
7.000%, 07/15/2032	32,460	37,130
5.000%, 07/15/2033	196,632	211,649
4.828%, 11/16/2033	500,000	555,334
6.000%, 10/15/2036	105,428	114,944
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	319,122
Mortgage IT Trust
1.506%, 02/25/2035 (b)	38,180	33,855
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004, Cost $24,416) (c)	23,668	23,751
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $40,405) (c)	39,420	40,248
Residential Asset Securitization Trust
4.750%, 02/25/2019	47,757	48,584
5.080%, 11/01/2022	45,708	49,437
5.570%, 03/01/2026	64,404	71,965
Vendee Mortgage Trust
5.750%, 11/15/2032	50,000	53,500
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	450,000	463,708
5.305%, 07/15/2041 (b)	75,000	81,662
Wells Fargo Mortgage Backed Securities Trust
4.435%, 10/25/2033 (b)	45,991	47,272
5.428%, 07/25/2036 (b)	101,995	86,537
TOTAL MORTGAGE BACKED SECURITIES (Cost $4,276,288)		4,582,708

MUNICIPAL BONDS - 18.03%
Barrington, IL Build America Unlimited General Obligation
5.370%, 12/15/2024	200,000	214,942
Chicago, IL Board of Education Build America Unlimited General Obligation
6.038%, 12/01/2029	100,000	107,912
Chicago, IL Metropolitan Water Reclamation District Build America General Obligation
5.720%, 12/01/2038	250,000	284,385
Dallas County, TX Hospital District Build America General Obligation
5.348%, 08/15/2022	100,000	111,725
Indiana Public Schools Multi-School Building Corp. Build America Revenue Bond
4.900%, 07/15/2022	200,000	214,600
Los Angeles, CA Unified School District Build America Unlimited General Obligation
5.755%, 07/01/2029	100,000	104,385
New York, NY Build America Unlimited General Obligation
5.206%, 10/01/2031	200,000	196,888
Pueblo, CO Board of Waterworks Build America Revenue Bond
5.700%, 11/01/2029	100,000	103,843
State of Delaware Build America Unlimited General Obligation
4.700%, 10/01/2021	200,000	219,856

State of Maryland Build America Unlimited General Obligation
4.550%, 08/15/2024	200,000	209,360
State of Mississippi Unlimited General Obligation
5.539%, 10/01/2029	100,000	110,734
State of Tennessee Unlimited General Obligation
4.521%, 05/01/2021	100,000	107,821
State of Texas Build America Unlimited General Obligation
5.517%, 04/01/2039	200,000	226,200
State of Washington Build America Unlimited General Obligation
4.736%, 08/01/2024	200,000	216,400
University of California Build America Revenue Bond
5.770%, 05/15/2043	100,000	105,331
University of Michigan Build America Revenue Bond
4.926%, 04/01/2024	150,000	168,557
6.172%, 04/01/2030	100,000	107,321
University of Minnesota Build America Revenue Bond
4.455%, 08/01/2025	100,000	102,968
University of Washington Build America Revenue Bond
6.060%, 07/01/2039	100,000	119,176
Utah State Building Ownership Authority Build America Revenue Bond
5.768%, 05/15/2030	100,000	109,013
Washington, MD Suburban Sanitation District Build America Unlimited General Obligation
4.800%, 06/01/2025	100,000	107,322
York County, SC Fort Mill School District Build America Unlimited General Obligation
5.500%, 03/01/2028	100,000	104,797
TOTAL MUNICIPAL BONDS (Cost $3,098,734)		3,353,536

U.S. GOVERNMENT AGENCY ISSUES - 1.73% (e)
Federal Home Loan Bank
4.840%, 01/25/2012	41,541	43,660
4.500%, 01/15/2014	250,000	278,532
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $291,164)		322,192

U.S. TREASURY OBLIGATIONS - 9.19%
U.S. Treasury Bonds - 3.65%
5.375%, 02/15/2031	350,000	450,625
4.500%, 08/15/2039	200,000	229,000
		679,625
U.S. Treasury Inflation Index Bonds - 1.07%
2.375%, 01/15/2025	173,487	199,496
U.S. Treasury Inflation Index Notes - 4.47%
3.000%, 07/15/2012	485,008	515,018
1.875%, 07/15/2013	118,701	126,157
2.000%, 01/15/2014	176,982	189,813
		830,988
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,567,894)		1,710,109

SHORT-TERM INVESTMENTS - 4.52%
Commercial Paper - 1.07%
General Electric Company
0.233%, 10/19/2010	200,000	199,977

	Shares
Money Market Fund - 3.45%
Federated Prime Obligations Fund, 0.21% (d)	641,353	641,353
TOTAL SHORT-TERM INVESTMENTS (Cost $841,330)		841,330

TOTAL INVESTMENTS (Cost $17,036,421) - 99.30%		18,473,269
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.70%		129,877
TOTAL NET ASSETS - 100.00%		$18,603,146

Percentages are stated as a percent of net assets.

(a)	Foreign issuer.
(b)	The coupon rate shown on variable rate securities represents the rates at September 30, 2010.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

	As of September 30, 2010 these securities represented 1.52% of total net assets.
(d)	The rate quoted is the annualized seven-day yield as of September 30, 2010.
(e)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury
(f)	The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

	Cost of investments	$17,036,421
	Gross unrealized appreciation	1,485,137
	Gross unrealized depreciation	(48,289)
	Net unrealized appreciation	$1,436,848

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(g)	Summary of Fair Value Exposure at September 30, 2010

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2010:

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed
Securities	$-	$411,532	$-	$411,532
Corporate Bonds	-	7,251,862	-	7,251,862
Mortgage Backed				-
Securities	-	4,582,708	-	4,582,708
Municipal Bonds	-	3,353,536	-	3,353,536
U.S. Government				-
Agency Issues	-	322,192	-	322,192
U.S. Treasury				-
Obligations	1,710,109	-	-	1,710,109
Commercial				-
Paper	-	199,977	-	199,977
Money Market				-
Funds	641,353	-	-	641,353
Total Investments in Securities	$2,351,462	$16,121,807	$-	$18,473,269.00

The Fund did not invest in any Level 3 securities during the period. The Fund did not have transfers into or out of Level 1 or Level 2 during the period.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)     /s/ Philip T. Nelson
Philip T. Nelson, President

Date       11/16/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Philip T. Nelson
  Philip T. Nelson, President

Date       11/16/2010

By (Signature and Title)*   /s/ Alan K. Dodds
  Alan K. Dodds, Treasurer

Date       11/16/2010

* Print the name and title of each signing officer under his or her signature.